Income tax (Tables)	9 Months Ended
May 31, 2026
Income Tax
Schedule of components of income tax expenses

	Three months ended May 31,		Nine months ended May 31,
	2026	2025	2026	2025
Current income tax expense	$6,735	$186	$15,661	$313
Deferred tax expense	1,007	924	3,451	2,632
Net income tax expense	$7,742	$1,110	$19,112	$2,945